RIL

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

Corporate Bonds - 41.7%	Coupon	Maturity	Par Value	Value
Communications - 2.6%
Discovery Communications, LLC	2.950%	03/20/23	$ 900,000	$ 892,154
Discovery Communications, LLC	3.800%	03/13/24	2,085,000	2,024,996
Discovery Communications, LLC	3.950%	06/15/25	1,000,000	944,661
				3,861,811
Consumer Staples - 1.9%
Kroger Company (The)	3.850%	08/01/23	1,000,000	991,563
Kroger Company (The)	2.650%	10/15/26	2,000,000	1,790,367
				2,781,930
Energy - 2.7%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	3,000,000	3,037,500
Exxon Mobil Corporation	3.043%	03/01/26	1,000,000	939,805
				3,977,305
Financials - 15.9%
Bank of America Corporation (3MO LIBOR + 370.5, effective 09/05/24) (a)(b)	6.250%	03/05/65	2,000,000	1,946,875
Bank OZK (SOFR + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	3,517,263
Charles Schwab Corporation (The)	0.900%	03/11/26	3,000,000	2,593,368
Citigroup, Inc. (SOFR + 166.7, effective 05/15/23) (a)	1.678%	05/15/24	2,359,000	2,307,379
CNG Holdings, Inc., 144A	12.500%	06/15/24	2,700,000	2,281,500
First Maryland Capital I (3MO LIBOR + 100) (a)	5.079%	01/15/27	2,000,000	1,841,652
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	3.708%	02/23/23	500,000	499,733
M&T Bank Corporation (3MO LIBOR + 68) (a)	5.007%	07/26/23	1,510,000	1,509,849
NCP SNIP (c)(d)	13.500%	12/31/25	1,800,000	1,622,876
Southern Bancshares (N.C.), Inc. (SOFR + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	1,905,228
Truist Financial Corporation (3MO LIBOR + 67) (a)	3.580%	05/15/27	2,000,000	1,824,417
Wells Fargo & Company	3.750%	01/24/24	1,895,000	1,860,484
				23,710,624
Health Care - 9.3%
AmerisourceBergen Corporation	0.737%	03/15/23	1,490,000	1,466,740
Danaher Corporation	2.200%	11/15/24	1,492,000	1,408,020
Laboratory Corporation of America Holdings	3.600%	02/01/25	4,500,000	4,309,877

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 41.7% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 9.3% (Continued)
McKesson Corporation	0.900%	12/03/25	$3,900,000	$ 3,403,983
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	3,600,000	3,349,216
				13,937,836
Industrials - 4.2%
General Electric Company (3MO LIBOR + 100) (a)	4.293%	03/15/23	1,000,000	997,823
Huntington Ingalls Industries, Inc.	0.670%	08/16/23	3,500,000	3,367,557
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,130,000	1,115,434
Republic Services, Inc.	2.500%	08/15/24	849,000	808,211
				6,289,025
Materials - 3.4%
Ball Corporation	4.000%	11/15/23	2,000,000	1,962,340
DowDuPont, Inc.	4.493%	11/15/25	1,345,000	1,314,871
Steel Dynamics, Inc.	2.800%	12/15/24	2,000,000	1,893,237
				5,170,448
Utilities - 1.7%
American Electric Power Company, Inc.	2.031%	03/15/24	2,680,000	2,557,966

Total Corporate Bonds (Cost $66,464,221)				$ 62,286,945

Convertible Bonds - 45.5%	Coupon	Maturity	Par Value	Value
Communications - 15.0%
Airbnb, Inc.	0.000%	03/15/26	$ 6,000,000	$ 5,019,000
Dish Network Corporation	2.375%	03/15/24	2,000,000	1,814,000
Dish Network Corporation	0.000%	12/15/25	4,000,000	2,692,800
Spotify USA, Inc.	0.000%	03/15/26	6,000,000	4,764,000
TripAdvisor, Inc.	0.250%	04/01/26	4,000,000	3,178,000
Twitter, Inc.	0.000%	03/15/26	5,000,000	4,925,000
				22,392,800
Consumer Discretionary - 8.6%
Etsy, Inc.	0.125%	09/01/27	3,000,000	2,589,300
Etsy, Inc.	0.250%	06/15/28	4,000,000	3,086,000
Ford Motor Company	0.000%	03/15/26	3,000,000	3,030,000
Patrick Industries, Inc.	1.000%	02/01/23	2,000,000	1,963,800
Patrick Industries, Inc., 144A	1.750%	12/01/28	3,000,000	2,209,500
				12,878,600

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Convertible Bonds - 45.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 9.1%
Ares Capital Corporation	4.625%	03/01/24	$ 2,000,000	$ 2,168,750
Hope Bancorp, Inc.	2.000%	05/15/38	4,720,000	4,585,033
Prospect Capital Corporation	6.375%	03/01/25	2,272,000	2,309,033
Redwood Trust, Inc.	4.750%	08/15/23	4,700,000	4,476,750
				13,539,566
Technology - 12.8%
Bentley Systems, Inc.	0.125%	01/15/26	5,000,000	4,377,500
DocuSign, Inc.	0.000%	01/15/24	6,000,000	5,631,000
Envestnet, Inc.	0.750%	08/15/25	5,500,000	4,675,000
Guidewire Software, Inc.	1.250%	03/15/25	5,000,000	4,470,000
				19,153,500

Total Convertible Bonds (Cost $71,322,188)				$ 67,964,466

Bank Debt - 2.0%	Coupon	Maturity	Par Value	Value
Financials - 2.0%
NCP SPV Texas, L.P. Revolving Loan (Prime + 225) (a)(c)(d) (Cost $2,998,031)	8.500%	09/23/24	$ 2,998,031	$ 3,051,114

Common Stocks - 1.3%			Shares	Value
Financials - 1.3%
Capital One Financial Corporation			9,904	$ 1,050,022
Lincoln National Corporation			15,673	844,304
Total Common Stocks (Cost $934,971)				$ 1,894,326

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Money Market Funds - 9.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.08% (e) (Cost $13,689,791)	13,689,791	$ 13,689,791

Total Investments at Value - 99.6% (Cost $155,409,202)		$ 148,886,642

Other Assets in Excess of Liabilities - 0.4%		569,895

Net Assets - 100.0%		$ 149,456,537

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $8,643,934 as of October 31, 2022, representing 5.8% of net assets.
LIBOR -	London Interbank Offered Rate
SOFR -	Secured Overnight Financing Rate

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2022 was $4,673,990, representing 3.1% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $4,673,990 as of October 31, 2022, representing 3.1% of net assets.
(e)	The rate shown is the 7-day effective yield as of October 31, 2022.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

Corporate Bonds - 91.0%	Coupon	Maturity	Par Value	Value
Communications - 4.2%
Discovery Communications, LLC	3.950%	06/15/25	$ 6,851,000	$ 6,471,871
Discovery Communications, LLC	4.900%	03/11/26	4,000,000	3,795,003
Verisign, Inc.	5.250%	04/01/25	5,000,000	4,950,617
				15,217,491
Consumer Discretionary - 0.5%
General Motors Financial Company, Inc.	4.350%	01/17/27	2,100,000	1,932,087

Consumer Staples - 5.5%
Kroger Company (The)	2.650%	10/15/26	11,098,000	9,934,747
Mondelez International, Inc.	2.125%	03/17/24	10,544,000	10,105,518
				20,040,265
Energy - 1.6%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	5,700,000	5,771,250

Financials - 25.9%
American Express Company	2.250%	03/04/25	11,500,000	10,672,916
Bank of America Corporation	4.200%	08/26/24	4,500,000	4,399,590
Bank of America Corporation (3MO LIBOR + 370.5, effective 09/05/24) (a)(b)	6.250%	03/05/65	4,000,000	3,893,750
Bank OZK (SOFR + 209, effective 10/01/26) (a)	2.750%	10/01/31	12,250,000	10,432,559
Charles Schwab Corporation (The)	0.900%	03/11/26	12,000,000	10,373,471
CNG Holdings, Inc., 144A	12.500%	06/15/24	6,300,000	5,323,500
First Maryland Capital I (3MO LIBOR + 100) (a)	5.079%	01/15/27	5,000,000	4,604,131
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	3.708%	02/23/23	71,000	70,962
Goldman Sachs Group, Inc. (The)	3.000%	06/13/23	5,000,000	4,922,383
JPMorgan Chase & Company	2.700%	05/18/23	3,000,000	2,966,376
JPMorgan Chase & Company (3MO LIBOR + 73, effective 04/23/23) (a)	3.559%	04/23/24	1,281,000	1,268,527
Loews Corporation	3.750%	04/01/26	10,000,000	9,581,132
Morgan Stanley	4.875%	11/01/22	3,100,000	3,100,000
Morgan Stanley (SOFR + 166.9, effective 07/17/25) (a)	4.679%	07/17/26	8,000,000	7,763,426
NCP SNIP (c)(d)	13.500%	12/31/25	5,725,000	5,161,649
Southern Bancshares (N.C.), Inc. (SOFR + 241, effective 06/30/26) (a)	3.125%	06/30/31	5,800,000	5,022,874

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 91.0% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 25.9% (Continued)
Truist Financial Corporation (3MO LIBOR + 67) (a)	3.580%	05/15/27	$ 5,788,000	$ 5,279,863
				94,837,109
Health Care - 24.8%
AbbVie, Inc.	2.900%	11/06/22	7,275,000	7,272,381
AmerisourceBergen Corporation	3.400%	05/15/24	11,000,000	10,698,888
Danaher Corporation	2.200%	11/15/24	10,858,000	10,246,837
Elevance Health, Inc.	2.375%	01/15/25	5,500,000	5,166,935
Laboratory Corporation of America Holdings	3.600%	02/01/25	13,500,000	12,929,631
McKesson Corporation	0.900%	12/03/25	12,065,000	10,530,528
Stryker Corporation	3.375%	11/01/25	2,530,000	2,395,162
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	10,815,000	10,061,604
Walgreens Boots Alliance, Inc.	0.950%	11/17/23	11,500,000	11,010,513
Zimmer Biomet Holdings, Inc.	1.450%	11/22/24	11,500,000	10,602,779
				90,915,258
Industrials - 15.0%
General Electric Company (3MO LIBOR + 100) (a)	4.293%	03/15/23	5,000,000	4,989,117
Huntington Ingalls Industries, Inc.	0.670%	08/16/23	10,500,000	10,102,670
Lockheed Martin Corporation	3.550%	01/15/26	4,974,000	4,782,221
Penske Truck Leasing Company, L.P., 144A	2.700%	03/14/23	5,000,000	4,948,779
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	3,375,000	3,331,495
Raytheon Technology Corporation	3.950%	08/16/25	9,775,000	9,476,855
Republic Services, Inc.	2.500%	08/15/24	11,000,000	10,471,520
Roper Technologies, Inc.	3.650%	09/15/23	7,000,000	6,911,668
				55,014,325
Materials - 8.7%
Ball Corporation	4.000%	11/15/23	2,000,000	1,962,340
Ball Corporation	5.250%	07/01/25	8,836,000	8,721,220
DowDuPont, Inc.	4.205%	11/15/23	10,700,000	10,583,695
Steel Dynamics, Inc.	2.800%	12/15/24	11,271,000	10,669,339
				31,936,594
Technology - 4.8%
Hewlett Packard Enterprise Company	4.900%	10/15/25	11,231,000	11,021,769
Western Digital Corporation	4.750%	02/15/26	7,000,000	6,504,295
				17,526,064

Total Corporate Bonds (Cost $353,672,780)				$ 333,190,443

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. Treasury Obligations - 4.7%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	0.750%	03/31/26	$ 10,000,000	$ 8,844,922
U.S. Treasury Notes	0.375%	07/31/27	10,000,000	8,344,141
Total U.S. Treasury Obligations (Cost $19,583,847)				$ 17,189,063

Bank Debt - 1.7%	Coupon	Maturity	Par Value	Value
Financials - 1.7%
NCP SPV Texas, L.P. Revolving Loan (Prime + 225) (a)(c)(d) (Cost $6,086,911)	8.500%	09/23/24	$ 6,086,911	$ 6,194,686

Money Market Funds - 1.6%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.08% (e) (Cost $5,672,643)			5,672,643	$ 5,672,643

Total Investments at Value - 99.0% (Cost $385,016,181)				$ 362,246,835

Other Assets in Excess of Liabilities - 1.0%				3,800,079

Net Assets - 100.0%				$ 366,046,914

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $19,375,024 as of October 31, 2022, representing 5.3% of net assets.
LIBOR -	London Interbank Offered Rate
SOFR -	Secured Overnight Financing Rate

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2022 was $11,356,335, representing 3.1% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $11,356,335 as of October 31, 2022, representing 3.1% of net assets.
(e)	The rate shown is the 7-day effective yield as of October 31, 2022.